UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06135

Templeton Institutional Funds

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

 (Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500

Date of fiscal year end:  12/31

Date of reporting period: 9/30/18

Item 1. Schedule of Investments.

TEMPLETON INSTITUTIONAL FUNDS

Statement of Investments, September 30, 2018 (unaudited)

Foreign Smaller Companies Series

	Industry	Shares	Value

Common Stocks 94.0%
Belgium 2.3%
Barco NV	Electronic Equipment, Instruments
	& Components	98,398	$13,182,738
Ontex Group NV	Personal Products	390,824	8,325,893
			21,508,631
Bermuda 0.7%
Axis Capital Holdings Ltd	Insurance	105,750	6,102,833
Brazil 2.2%
Camil Alimentos SA	Food Products	5,516,800	9,565,524
Grendene SA	Textiles, Apparel & Luxury Goods	2,795,900	4,647,518
M. Dias Branco SA	Food Products	563,000	5,477,454
			19,690,496
Canada 7.7%
Alamos Gold Inc., A	Metals & Mining	975,700	4,497,977
[a] Badger Daylighting Ltd	Construction & Engineering	509,900	11,676,949
Canaccord Genuity Group Inc	Capital Markets	1,875,238	10,010,554
[b] Canada Goose Holdings Inc	Textiles, Apparel & Luxury Goods	97,500	6,275,966
Canadian Western Bank.	Banks	431,581	11,385,952
Mullen Group Ltd	Energy Equipment & Services	687,900	8,169,328
The North West Co. Inc	Food & Staples Retailing	322,200	7,009,604
Russel Metals Inc	Trading Companies & Distributors	208,300	4,318,935
Shawcor Ltd	Energy Equipment & Services	397,900	7,600,597
			70,945,862
China 5.7%
China ZhengTong Auto Services Holdings Ltd	Specialty Retail	10,068,500	6,610,686
Goodbaby International Holdings Ltd	Household Products	19,747,600	7,895,458
Greatview Aseptic Packaging Co. Ltd	Containers & Packaging	11,621,300	7,407,539
Hollysys Automation Technologies Ltd	Electronic Equipment, Instruments
	& Components	484,300	10,349,491
Shanghai Haohai Biological Technology Co. Ltd., H	Biotechnology	1,102,800	7,522,405
Xtep International Holdings Ltd	Textiles, Apparel & Luxury Goods	20,785,800	12,027,728
			51,813,307
Colombia 1.0%
[b] Gran Tierra Energy Inc	Oil, Gas & Consumable Fuels	2,320,100	8,831,296
Denmark 1.4%
[b] Nilfisk Holding AS	Machinery	242,212	12,349,098
Finland 4.3%
Amer Sports OYJ	Leisure Products	561,935	22,963,722
Huhtamaki OYJ	Containers & Packaging	401,346	12,864,677
[b] Outotec OYJ	Machinery	587,576	3,841,848
			39,670,247
France 0.2%
Maisons du Monde SA	Specialty Retail	70,600	2,060,552
Germany 8.6%
Gerresheimer AG	Life Sciences Tools & Services	181,338	15,315,647
Grand City Properties SA	Real Estate Management & Development	451,378	11,696,290
Jenoptik AG	Electronic Equipment, Instruments
	& Components	330,711	12,186,222
Rational AG	Machinery	21,368	15,479,681
Stabilus SA.	Machinery	121,149	10,000,069

Quarterly Statement of Investments | See Notes to Statements of Investments. | 1

TEMPLETON INSTITUTIONAL FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Foreign Smaller Companies Series (continued)
	Industry	Shares	Value

Common Stocks (continued)
Germany (continued)
[b] zooplus AG	Internet & Direct Marketing Retail	81,247	$14,120,259
			78,798,168
Hong Kong 5.5%
PAX Global Technology Ltd	Electronic Equipment, Instruments
	& Components	18,086,000	9,194,842
Stella International Holdings Ltd	Textiles, Apparel & Luxury Goods	2,300,162	2,053,782
Techtronic Industries Co. Ltd	Household Durables	2,864,500	18,295,214
Value Partners Group Ltd	Capital Markets	12,154,000	9,672,215
VTech Holdings Ltd	Communications Equipment	939,200	10,845,390
			50,061,443
India 0.8%
DCB Bank Ltd	Banks	1,611,700	3,289,637
Dewan Housing Finance Corp. Ltd	Thrifts & Mortgage Finance	984,561	3,733,348
Welspun India Ltd	Textiles, Apparel & Luxury Goods	200,600	161,980
			7,184,965
Indonesia 0.0%†
[b] PT XL Axiata Tbk	Wireless Telecommunication Services	1,440,800	266,860
Italy 4.9%
Azimut Holding SpA	Capital Markets	333,978	5,040,513
Interpump Group SpA	Machinery	498,715	16,327,326
Technogym SpA	Leisure Products	1,438,609	17,653,519
[a] Tod’s SpA	Textiles, Apparel & Luxury Goods	85,823	5,853,628
			44,874,986
Japan 20.1%
Anicom Holdings Inc	Insurance	333,000	11,017,467
Asahi Co. Ltd	Specialty Retail	338,300	4,468,197
Asics Corp	Textiles, Apparel & Luxury Goods	782,900	11,669,960
Bunka Shutter Co. Ltd	Building Products	945,300	7,111,897
Daibiru Corp	Real Estate Management & Development	787,400	8,300,455
Descente Ltd	Textiles, Apparel & Luxury Goods	453,271	9,504,552
Dowa Holdings Co. Ltd	Metals & Mining	298,700	9,488,381
Fuji Oil Holdings Inc	Food Products	450,900	14,204,074
Idec Corp	Electrical Equipment	434,500	9,520,040
IDOM Inc	Specialty Retail	1,607,200	5,444,780
Kobayashi Pharmaceutical Co. Ltd	Personal Products	127,000	9,342,426
MEITEC Corp	Professional Services	286,500	13,789,916
Morita Holdings Corp	Machinery	411,500	9,313,019
[a] N Field Co. Ltd	Health Care Providers & Services	525,700	9,006,449
Nihon Parkerizing Co. Ltd	Chemicals	519,400	7,020,092
Square Enix Holdings Co. Ltd	Entertainment	114,400	4,731,224
Sumitomo Rubber Industries Ltd	Auto Components	185,100	2,777,029
Tadano Ltd	Machinery	150,500	1,749,399
TechnoPro Holdings Inc	Professional Services	170,500	10,577,016
Tsumura & Co	Pharmaceuticals	508,400	17,536,434
Zojirushi Corp	Household Durables	559,700	7,914,452
			184,487,259
Netherlands 4.5%
Aalberts Industries NV	Machinery	41,980	1,787,661
Accell Group NV	Leisure Products	234,759	4,562,378
Arcadis NV	Construction & Engineering	588,376	9,843,113

|2

TEMPLETON INSTITUTIONAL FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Foreign Smaller Companies Series (continued)
	Industry	Shares	Value

Common Stocks (continued)
Netherlands (continued)
Beter Bed Holding NV	Specialty Retail	125,144	$662,504
Intertrust NV	Professional Services	578,774	10,717,247
PostNL NV	Air Freight & Logistics	3,904,678	13,962,059
			41,534,962
Norway 0.4%
XXL ASA	Specialty Retail	792,433	4,084,004
Poland 0.8%
CCC SA	Textiles, Apparel & Luxury Goods	129,943	7,753,583
South Korea 2.3%
BNK Financial Group Inc	Banks	1,061,031	8,220,230
DGB Financial Group Inc	Banks	1,418,800	12,973,128
			21,193,358
Spain 1.3%
Construcciones y Auxiliar de Ferrocarriles SA	Machinery	286,405	11,920,193
Sweden 4.4%
Cloetta AB, B	Food Products	2,004,174	6,195,966
Duni AB	Household Durables	309,579	4,095,771
Granges AB	Metals & Mining	579,543	6,911,119
Tethys Oil AB	Oil, Gas & Consumable Fuels	464,515	5,109,310
[c] The Thule Group AB, Reg S	Leisure Products	733,870	17,750,658
			40,062,824
Switzerland 3.5%
Bucher Industries AG	Machinery	41,509	13,328,888
Logitech International SA	Technology Hardware, Storage & Peripherals	182,500	8,161,400
[b] Luxoft Holding Inc	IT Services	130,100	6,160,235
Tecan Group AG	Life Sciences Tools & Services	17,623	4,168,766
			31,819,289
Taiwan 5.1%
Chicony Electronics Co. Ltd	Technology Hardware, Storage & Peripherals	3,970,037	8,051,862
Giant Manufacturing Co. Ltd	Leisure Products	2,098,482	9,021,730
King Yuan Electronics Co. Ltd	Semiconductors & Semiconductor Equipment	16,542,000	11,074,687
Merida Industry Co. Ltd	Leisure Products	1,485,000	6,969,086
Tripod Technology Corp	Electronic Equipment, Instruments
	& Components	4,206,000	11,498,139
			46,615,504
United Kingdom 6.3%
Bellway PLC	Household Durables	101,486	3,987,283
Bovis Homes Group PLC	Household Durables	273,834	3,828,357
Card Factory PLC	Specialty Retail	1,839,659	4,748,213
De La Rue PLC	Commercial Services & Supplies	736,923	4,630,169
Greggs PLC	Hotels, Restaurants & Leisure	777,206	10,688,489
Man Group PLC	Capital Markets	6,561,030	15,086,840
Oxford Instruments PLC	Electronic Equipment, Instruments
	& Components	599,394	7,743,080
SIG PLC	Trading Companies & Distributors	4,496,613	7,432,458
			58,144,889
Total Common Stocks (Cost $678,413,454)			861,774,609

|3

TEMPLETON INSTITUTIONAL FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Foreign Smaller Companies Series (continued)
	Industry	Shares	Value
Management Investment Companies (Cost
$6,314,249) 0.7%
United States 0.7%
iShares MSCI EAFE Small-Cap ETF	Diversified Financial Services	100,900	$6,284,052
Preferred Stocks (Cost $3,717,126) 0.4%
Brazil 0.4%
[d] Alpargatas SA, 4.557%, pfd	Textiles, Apparel & Luxury Goods	1,312,400	3,970,879
Total Investments before Short Term
Investments (Cost $688,444,829)			872,029,540

		Principal
		Amount

Short Term Investments 6.5%

U.S. Government and Agency Securities (Cost
$43,697,572) 4.8%
United States 4.8%
[e] FHLB, 10/01/18		$43,700,000	43,700,000

		Shares

Investments from Cash Collateral Received for Loaned
Securities (Cost $15,485,109) 1.7%
Money Market Funds 1.7%
United States 1.7%
[f,g] Institutional Fiduciary Trust Money Market Portfolio, 1.69%		15,485,109	15,485,109
Total Investments (Cost $747,627,510)
101.6%			931,214,649
Other Assets, less Liabilities (1.6)%			(14,776,793)
Net Assets 100.0%			$916,437,856

See Abbreviations on page 14.

†Rounds to less than 0.1% of net assets.
aA portion or all of the security is on loan at September 30, 2018.
bNon-income producing.
cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At September 30, 2018, the value of this security was
$17,750,658, representing 1.9% of net assets.
dVariable rate security. The rate shown represents the yield at period end.
eThe security was issued on a discount basis with no stated coupon rate.
fSee Note 4 regarding investments in affiliated management investment companies.
gThe rate shown is the annualized seven-day effective yield at period end.

|4

TEMPLETON INSTITUTIONAL FUNDS

Statement of Investments, September 30, 2018 (unaudited)

Global Equity Series

	Industry	Shares	Value
Common Stocks 95.7%
Canada 2.4%
Alamos Gold Inc., A	Metals & Mining	288,330	$1,329,201
Husky Energy Inc	Oil, Gas & Consumable Fuels	226,500	3,974,330
Wheaton Precious Metals Corp	Metals & Mining	99,900	1,746,733
			7,050,264
China 4.8%
[a] Baidu Inc., ADR	Interactive Media & Services	10,260	2,346,257
China Life Insurance Co. Ltd., H.	Insurance	1,197,000	2,718,595
China Mobile Ltd	Wireless Telecommunication Services	362,000	3,567,493
China Telecom Corp. Ltd., H	Diversified Telecommunication Services	7,412,000	3,683,017
Kunlun Energy Co. Ltd	Oil, Gas & Consumable Fuels	1,570,000	1,826,992
			14,142,354
Denmark 1.1%
Vestas Wind Systems AS	Electrical Equipment	46,631	3,153,500
France 7.6%
AXA SA	Insurance	130,035	3,494,820
BNP Paribas SA.	Banks	93,180	5,702,027
Cie Generale des Etablissements Michelin SCA	Auto Components	18,051	2,157,452
Compagnie de Saint-Gobain	Building Products	67,254	2,900,227
Sanofi	Pharmaceuticals	55,961	4,973,945
Veolia Environnement SA	Multi-Utilities	166,767	3,328,124
			22,556,595
Germany 6.2%
Bayer AG	Pharmaceuticals	50,089	4,449,120
E.ON SE	Multi-Utilities	356,068	3,629,451
Lanxess AG	Chemicals	41,593	3,045,969
Merck KGaA	Pharmaceuticals	25,730	2,658,541
Siemens AG, ADR	Industrial Conglomerates	71,437	4,561,967
			18,345,048
Hong Kong 1.4%
CK Hutchison Holdings Ltd	Industrial Conglomerates	350,540	4,038,897
India 0.2%
Housing Development Finance Corp. Ltd	Thrifts & Mortgage Finance	21,285	515,026
Ireland 2.3%
Bank of Ireland Group PLC	Banks	396,345	3,034,602
CRH PLC	Construction Materials	112,877	3,692,836
			6,727,438
Israel 1.6%
Teva Pharmaceutical Industries Ltd., ADR	Pharmaceuticals	222,363	4,789,699
Italy 1.1%
Eni SpA	Oil, Gas & Consumable Fuels	179,243	3,388,157
Japan 7.8%
IHI Corp	Machinery	37,000	1,401,602
INPEX Corp	Oil, Gas & Consumable Fuels	132,800	1,655,837
Mitsui Fudosan Co. Ltd	Real Estate Management & Development	131,600	3,113,840
Omron Corp	Electronic Equipment, Instruments
	& Components	49,800	2,103,392
Panasonic Corp	Household Durables	276,600	3,221,260
Ryohin Keikaku Co. Ltd	Multiline Retail	4,100	1,219,411

Quarterly Statement of Investments | See Notes to Statements of Investments. | 5

TEMPLETON INSTITUTIONAL FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Global Equity Series (continued)
	Industry	Shares	Value
Common Stocks (continued)
Japan (continued)
Seven & i Holdings Co. Ltd	Food & Staples Retailing	79,700	$3,548,612
SoftBank Group Corp	Wireless Telecommunication Services	32,000	3,229,707
Suntory Beverage & Food Ltd	Beverages	84,700	3,584,909
			23,078,570
Luxembourg 0.9%
SES SA, IDR	Media	122,893	2,696,513
Netherlands 2.4%
ING Groep NV	Banks	276,642	3,591,938
NXP Semiconductors NV	Semiconductors & Semiconductor Equipment	24,600	2,103,300
[a] QIAGEN NV	Life Sciences Tools & Services	41,532	1,571,860
			7,267,098
Norway 1.2%
Yara International ASA	Chemicals	75,205	3,660,047
Singapore 1.2%
Singapore Telecommunications Ltd	Diversified Telecommunication Services	1,487,104	3,524,407
South Korea 2.9%
Hana Financial Group Inc	Banks	60,590	2,431,678
Samsung Electronics Co. Ltd	Technology Hardware, Storage & Peripherals	144,272	6,037,057
			8,468,735
Switzerland 2.9%
Roche Holding AG	Pharmaceuticals	15,504	3,755,171
UBS Group AG	Capital Markets	314,933	4,972,964
			8,728,135
Taiwan 1.3%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	Semiconductors & Semiconductor Equipment	90,240	3,984,998
Thailand 1.2%
Bangkok Bank PCL, NVDR	Banks	566,300	3,680,687
United Kingdom 12.9%
BAE Systems PLC	Aerospace & Defense	361,813	2,970,397
Barclays PLC	Banks	646,101	1,446,774
BP PLC	Oil, Gas & Consumable Fuels	940,685	7,226,173
HSBC Holdings PLC	Banks	402,800	3,560,527
Kingfisher PLC	Specialty Retail	893,933	3,006,439
[a] LivaNova PLC	Health Care Equipment & Supplies	11,700	1,450,449
Royal Dutch Shell PLC, B	Oil, Gas & Consumable Fuels	168,100	5,892,318
Shire PLC	Biotechnology	73,659	4,439,401
Standard Chartered PLC	Banks	544,722	4,518,901
Vodafone Group PLC	Wireless Telecommunication Services	1,789,378	3,837,034
			38,348,413
United States 32.3%
Advance Auto Parts Inc	Specialty Retail	25,400	4,275,582
Allergan PLC	Pharmaceuticals	27,740	5,283,915
Ally Financial Inc	Consumer Finance	82,100	2,171,545
[a] Alphabet Inc., A	Interactive Media & Services	2,980	3,597,098
Amgen Inc	Biotechnology	18,000	3,731,220
Apache Corp	Oil, Gas & Consumable Fuels	40,050	1,909,184
Apple Inc	Technology Hardware, Storage & Peripherals	6,690	1,510,201
Capital One Financial Corp	Consumer Finance	47,340	4,493,986
[a] Celgene Corp	Biotechnology	35,860	3,209,111

|6

TEMPLETON INSTITUTIONAL FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Global Equity Series (continued)
	Industry	Shares	Value

Common Stocks (continued)
United States (continued)
Citigroup Inc	Banks	81,620	$5,855,419
Comcast Corp., A	Media	106,340	3,765,499
[a] CommScope Holding Co. Inc	Communications Equipment	108,200	3,328,232
Coty Inc., A	Personal Products	216,300	2,716,728
Eastman Chemical Co	Chemicals	17,570	1,681,800
Eli Lilly & Co	Pharmaceuticals	28,270	3,033,654
Exxon Mobil Corp	Oil, Gas & Consumable Fuels	36,600	3,111,732
Gilead Sciences Inc	Biotechnology	55,110	4,255,043
JPMorgan Chase & Co	Banks	19,160	2,162,014
Kellogg Co	Food Products	42,300	2,961,846
[a] Knowles Corp	Electronic Equipment, Instruments
	& Components	101,200	1,681,944
LyondellBasell Industries NV, A	Chemicals	14,700	1,506,897
[a] Mattel Inc	Leisure Products	177,900	2,793,030
Medtronic PLC	Health Care Equipment & Supplies	18,580	1,827,715
Oracle Corp	Software	133,710	6,894,088
Tapestry Inc	Textiles, Apparel & Luxury Goods	66,200	3,327,874
United Parcel Service Inc., B	Air Freight & Logistics	33,800	3,946,150
Voya Financial Inc	Diversified Financial Services	82,070	4,076,417
Walgreens Boots Alliance Inc	Food & Staples Retailing	51,700	3,768,930
Wells Fargo & Co	Banks	59,200	3,111,552
			95,988,406
Total Common Stocks (Cost $241,730,370)			284,132,987

Preferred Stocks (Cost $1,775,190) 0.3%
Germany 0.3%
[b] Draegerwerk AG & Co. KGaA, 0.842%, pfd	Health Care Equipment & Supplies	14,500	919,966
Total Investments before Short Term
Investments (Cost $243,505,560)			285,052,953

		Principal
		Amount

Short Term Investments (Cost $11,000,000) 3.7%

Time Deposits 3.7%
United States 3.7%
Royal Bank of Canada, 2.10%, 10/01/18		$11,000,000	11,000,000
Total Investments (Cost $254,505,560) 99.7%			296,052,953
Other Assets, less Liabilities 0.3%			745,082
Net Assets 100.0%.			$296,798,035

See Abbreviations on page 14.

aNon-income producing.
bVariable rate security. The rate shown represents the yield at period end.

|7

TEMPLETON INSTITUTIONAL FUNDS

Statement of Investments, September 30, 2018 (unaudited)
International Equity Series
	Industry	Shares	Value
Common Stocks 97.7%
Belgium 0.5%
UCB SA	Pharmaceuticals	213,324	$19,168,769
Canada 2.6%
Goldcorp Inc	Metals & Mining	2,855,500	29,073,057
Husky Energy Inc	Oil, Gas & Consumable Fuels	1,888,903	33,144,033
Wheaton Precious Metals Corp	Metals & Mining	1,880,532	32,880,758
			95,097,848
China 6.9%
[a] Baidu Inc., ADR	Interactive Media & Services	176,817	40,434,512
China Life Insurance Co. Ltd., H	Insurance	20,546,448	46,664,560
China Mobile Ltd	Wireless Telecommunication Services	5,388,264	53,101,094
China Telecom Corp. Ltd., H	Diversified Telecommunication Services	115,218,881	57,252,166
NetEase Inc., ADR	Entertainment	99,300	22,665,225
Sinopharm Group Co. Ltd., H	Health Care Providers & Services	7,110,776	34,788,399
			254,905,956
Denmark 2.4%
A.P. Moeller-Maersk AS, B	Marine	26,493	37,201,971
Vestas Wind Systems AS	Electrical Equipment	740,475	50,075,868
			87,277,839
France 10.3%
AXA SA	Insurance	2,221,330	59,700,451
BNP Paribas SA	Banks	1,555,520	95,187,989
Cie Generale des Etablissements Michelin SCA	Auto Components	378,513	45,239,801
Compagnie de Saint-Gobain	Building Products	1,002,503	43,231,428
Sanofi	Pharmaceuticals	908,551	80,754,135
Total SA	Oil, Gas & Consumable Fuels	346,020	22,431,594
Veolia Environnement SA.	Multi-Utilities	1,760,129	35,126,422
			381,671,820
Germany 10.9%
Bayer AG	Pharmaceuticals	664,647	59,036,797
E.ON SE	Multi-Utilities	5,348,947	54,522,573
Fresenius Medical Care AG & Co. KGaA	Health Care Providers & Services	207,965	21,386,487
HeidelbergCement AG.	Construction Materials	427,495	33,410,939
Infineon Technologies AG	Semiconductors & Semiconductor Equipment	1,100,804	25,010,039
Lanxess AG	Chemicals	641,879	47,006,551
Merck KGaA	Pharmaceuticals	576,692	59,586,444
Siemens AG	Industrial Conglomerates	448,143	57,406,773
Telefonica Deutschland Holding AG.	Diversified Telecommunication Services	11,171,617	47,222,639
			404,589,242
Hong Kong 2.5%
CK Asset Holdings Ltd	Real Estate Management & Development	3,944,394	29,601,030
CK Hutchison Holdings Ltd	Industrial Conglomerates	5,377,294	61,956,802
			91,557,832
India 1.5%
Housing Development Finance Corp. Ltd	Thrifts & Mortgage Finance	2,247,128	54,372,998
Ireland 3.0%
Bank of Ireland Group PLC	Banks	7,715,393	59,072,641
CRH PLC	Construction Materials	1,573,158	51,513,336
			110,585,977

Quarterly Statement of Investments | See Notes to Statements of Investments. | 8

TEMPLETON INSTITUTIONAL FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

International Equity Series (continued)
	Industry	Shares	Value
Common Stocks (continued)
Israel 2.2%
Teva Pharmaceutical Industries Ltd., ADR	Pharmaceuticals	3,770,984	$81,226,995
Italy 2.3%
Eni SpA	Oil, Gas & Consumable Fuels	2,684,985	50,753,167
UniCredit SpA.	Banks	2,261,913	34,043,050
			84,796,217
Japan 11.3%
Astellas Pharma Inc	Pharmaceuticals	4,135,100	72,117,279
Ezaki Glico Co. Ltd	Food Products	431,300	21,176,946
INPEX Corp	Oil, Gas & Consumable Fuels	3,832,038	47,780,350
Mitsui Fudosan Co. Ltd	Real Estate Management & Development	1,777,090	42,048,440
Omron Corp	Electronic Equipment, Instruments
	& Components	688,151	29,065,289
Panasonic Corp	Household Durables	3,010,745	35,062,880
Ryohin Keikaku Co. Ltd	Multiline Retail	33,594	9,991,440
Seven & i Holdings Co. Ltd	Food & Staples Retailing	922,600	41,078,411
SoftBank Group Corp	Wireless Telecommunication Services	515,314	52,009,781
Sumitomo Rubber Industries Ltd	Auto Components	1,647,554	24,718,022
Suntory Beverage & Food Ltd	Beverages	1,069,379	45,261,235
			420,310,073
Luxembourg 2.0%
SES SA, IDR	Media	3,451,223	75,726,583
Netherlands 5.7%
Akzo Nobel NV	Chemicals	448,185	41,906,605
ING Groep NV	Banks	4,566,905	59,296,993
NN Group NV	Insurance	421,558	18,807,941
NXP Semiconductors NV	Semiconductors & Semiconductor Equipment	195,500	16,715,250
[a] QIAGEN NV	Life Sciences Tools & Services	1,100,269	41,641,850
SBM Offshore NV	Energy Equipment & Services	1,710,142	30,952,221
			209,320,860
Norway 1.0%
Yara International ASA	Chemicals	760,884	37,030,402
Singapore 1.3%
Singapore Telecommunications Ltd	Diversified Telecommunication Services	20,964,276	49,684,920
South Korea 5.4%
Hana Financial Group Inc	Banks	1,232,198	49,452,206
KB Financial Group Inc	Banks	1,225,366	59,830,492
Samsung Electronics Co. Ltd	Technology Hardware, Storage & Peripherals	2,186,550	91,496,101
			200,778,799
Sweden 0.6%
Getinge AB, B.	Health Care Equipment & Supplies	2,011,526	23,173,011
Switzerland 5.8%
Novartis AG	Pharmaceuticals	586,263	50,408,106
Roche Holding AG	Pharmaceuticals	350,283	84,840,855
UBS Group AG	Capital Markets	5,108,264	80,662,278
			215,911,239
Taiwan 1.5%
Taiwan Semiconductor Manufacturing Co. Ltd	Semiconductors & Semiconductor Equipment	6,536,492	56,310,234

|9

TEMPLETON INSTITUTIONAL FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

International Equity Series (continued)
	Industry	Shares	Value

Common Stocks (continued)
Thailand 1.5%
Bangkok Bank PCL, fgn	Banks	191,232	$1,290,268
Bangkok Bank PCL, NVDR	Banks	8,380,531	54,469,561
			55,759,829
United Kingdom 16.5%
Barclays PLC	Banks	8,049,826	18,025,478
BP PLC	Oil, Gas & Consumable Fuels	15,977,811	122,738,670
HSBC Holdings PLC	Banks	7,191,915	63,572,503
Johnson Matthey PLC	Chemicals	499,024	23,170,907
Kingfisher PLC	Specialty Retail	12,865,424	43,268,466
[a] LivaNova PLC.	Health Care Equipment & Supplies	91,262	11,313,750
Royal Dutch Shell PLC, B.	Oil, Gas & Consumable Fuels	1,332,009	46,690,191
Royal Dutch Shell PLC, B, ADR	Oil, Gas & Consumable Fuels	1,101,123	78,102,654
Shire PLC	Biotechnology	1,062,976	64,065,175
Standard Chartered PLC	Banks	8,654,937	71,799,559
Travis Perkins PLC	Trading Companies & Distributors	1,660,696	23,065,947
Vodafone Group PLC.	Wireless Telecommunication Services	20,965,068	44,956,229
			610,769,529
Total Common Stocks
(Cost $2,773,678,664)			3,620,026,972

Short Term Investments (Cost $31,867,435) 0.8%

Money Market Funds 0.8%
United States 0.8%
[b,c] Institutional Fiduciary Trust Money Market Portfolio,
1.69%		31,867,435	31,867,435
Total Investments (Cost $2,805,546,099)
98.5%			3,651,894,407
Other Assets, less Liabilities 1.5%			54,517,886
Net Assets 100.0%			$3,706,412,293

See Abbreviations on page 14.

aNon-income producing.
bSee Note 4 regarding investments in affiliated management investment companies.
cThe rate shown is the annualized seven-day effective yield at period end.

|10

TEMPLETON INSTITUTIONAL FUNDS

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Templeton Institutional Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of three separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).

2. FINANCIAL INSTRUMENT VALUATION

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and exchange traded funds listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

Investments in open-end mutual funds are valued at the closing NAV. Investments in time deposits are valued at cost, which approximates fair value.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

|11

TEMPLETON INSTITUTIONAL FUNDS
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

2. FINANCIAL INSTRUMENT VALUATION (continued)

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

3. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

4. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended September 30, 2018, investments in affiliated management investment companies were as follows:

	Number of			Number of				Net Change in
	Shares Held			Shares	Value			Unrealized
	at Beginning	Gross	Gross	Held at End	at End	Dividend	Realized	Appreciation
	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	(Depreciation)

Foreign Smaller Companies Series
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market
Portfolio, 1.69%	27,923,489	61,364,360	(73,802,740)	15,485,109	$15,485,109	$—	$—	$—

Global Equity Series
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market
Portfolio, 1.69%	—	4,894,761	(4,894,761)	—	$—	$—	$—	$—

International Equity Series
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market
Portfolio, 1.69%	136,672,218	870,156,395	(974,961,178)	31,867,435	$31,867,435	$612,443	$—	$—

|12

TEMPLETON INSTITUTIONAL FUNDS
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

5. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of September 30, 2018, in valuing the Funds’ assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Foreign Smaller Companies Series
Assets:
Investments in Securities:[a]
Equity Investments[b]	$872,029,540	$—	$—	$872,029,540
Short Term Investments	15,485,109	43,700,000	—	59,185,109
Total Investments in Securities	$887,514,649	$43,700,000	$—	$931,214,649

Global Equity Series
Assets:
Investments in Securities:[a]
Equity Investments[b]	$285,052,953	$—	$—	$285,052,953
Short Term Investments	—	11,000,000	—	11,000,000
Total Investments in Securities	$285,052,953	$11,000,000	$—	$296,052,953

International Equity Series
Assets:
Investments in Securities:[a]
Equity Investments	$3,620,026,972	$—	$—	$3,620,026,972
Short Term Investments	31,867,435	—	—	31,867,435
Total Investments in Securities	$3,651,894,407	$—	$—	$3,651,894,407

[a]For detailed categories, see the accompanying Statement of Investments.
[b]Includes common, preferred stocks and management investment companies.

6. NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurements. The amendments in the ASU modify the disclosure requirements on fair value measurements in Topic 820. The ASU is effective for interim and annual reporting periods beginning after December 15, 2019. Management is currently evaluating the impact, if any, of applying this provision.

|13

TEMPLETON INSTITUTIONAL FUNDS
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

7. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

ABBREVIATIONS

Selected Portfolio
ADR	American Depositary Receipt
EAFE	Europe, Australasia & Far East
ETF	Exchange Traded Fund
FHLB	Federal Home Loan Bank
IDR	International Depositary Receipt
NVDR	Non-Voting Depositary Receipt

For additional information on the Funds’ significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.

|14

Item 2.  Control and Procedures

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures were not effective related to internal control over financial reporting specific to the monitoring of market events following the close of trading in foreign stock markets that assist in determining the reliability of the values of the foreign securities held by the Funds and which may require the use of fair valuation factors to account for changes in the values of those securities subsequent to the local close of the foreign market but prior to the net asset calculation of the Funds. As a result, a material weakness exists at period end for the Foreign Smaller Companies Series, Global Equity Series and International Equity Series. There are no misstatements to current and previously issued financial statements. However, this material weakness could result in misstatements of security values and unrealized gains or losses and associated disclosures that would result in a material misstatement of the interim or annual consolidated financial statements that would not be prevented or detected.

After September 30, 2018 and prior to the issuance of the Registrant’s financial statements, the Registrant’s controls were enhanced through the implementation of a daily secondary review of market events following the close of trading on foreign stock markets to ensure the appropriate application of market level fair value.

(b)  Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the internal control over financial reporting

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Institutional Funds

By /s/ Matthew T. Hinkle

   Matthew T. Hinkle

Chief Executive Officer –

 Finance and Administration

Date November 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Matthew T. Hinkle

   Matthew T. Hinkle

Chief Executive Officer –

 Finance and Administration

Date November 27, 2018

By /s/ Robert G. Kubilis

   Robert G. Kubilis

   Chief Financial Officer and

    Chief Accounting Officer

Date November 27, 2018